ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 696.7	$ 731.3
Amounts payable to affiliated corporations	69.4	91.0
Salaries and employee benefits	128.9	127.8
Interest payable	72.6	52.2
Provisions and other	13.8	9.6
Total	$ 981.4	$ 1,011.9